Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (6.0%)
	Reliance Steel & Aluminum Co.	1,078,994	277,021
*	Cleveland-Cliffs Inc.	9,450,335	173,225
	Steel Dynamics Inc.	1,530,751	173,067
	Alcoa Corp.	3,274,334	139,356
	Olin Corp.	2,415,925	134,084
	Valvoline Inc.	3,155,438	110,251
	Commercial Metals Co.	2,149,797	105,125
*	Univar Solutions Inc.	2,902,048	101,659
	Timken Co.	1,195,863	97,726
	United States Steel Corp.	3,743,257	97,699
	Ashland Inc.	896,499	92,079
	Huntsman Corp.	3,349,565	91,644
	UFP Industries Inc.	1,074,907	85,423
	Chemours Co.	2,723,169	81,532
	Cabot Corp.	1,034,167	79,259
	Element Solutions Inc.	3,987,958	77,007
	Mueller Industries Inc.	992,090	72,899
	Avient Corp.	1,670,709	68,766
	Hecla Mining Co.	10,603,833	67,122
	Sensient Technologies Corp.	773,386	59,210
	Scotts Miracle-Gro Co.	771,057	53,773
*	Arconic Corp.	1,826,449	47,908
	Innospec Inc.	453,965	46,609
	Boise Cascade Co.	725,359	45,879
	Materion Corp.	377,726	43,816
	Stepan Co.	388,360	40,013
	Carpenter Technology Corp.	892,342	39,941
	Minerals Technologies Inc.	598,754	36,177
	Worthington Industries Inc.	548,741	35,476
	Westlake Corp.	291,671	33,828
	Tronox Holdings plc	2,122,839	30,526
	Kaiser Aluminum Corp.	292,018	21,793
	Mativ Holdings Inc.	1,006,293	21,605
*	Coeur Mining Inc.	4,875,102	19,452
*	Ecovyst Inc.	1,651,345	18,247
	GrafTech International Ltd.	3,525,725	17,135
	Schnitzer Steel Industries Inc. Class A	447,554	13,919
	Compass Minerals International Inc.	375,591	12,879
	Koppers Holdings Inc.	363,658	12,717
			2,775,847

		Shares	Market Value ($000)
Consumer Discretionary (15.3%)
*	Wynn Resorts Ltd.	1,768,088	197,867
*	BJ's Wholesale Club Holdings Inc.	2,468,101	187,748
	Tapestry Inc.	4,332,685	186,782
	Service Corp. International	2,669,085	183,580
[1]	Aramark	4,781,488	171,177
	Dick's Sporting Goods Inc.	1,043,665	148,086
	Whirlpool Corp.	1,000,188	132,045
	Interpublic Group of Cos. Inc.	3,535,329	131,656
	Williams-Sonoma Inc.	997,146	121,313
*	Mattel Inc.	6,531,545	120,246
	Toll Brothers Inc.	1,927,077	115,682
	Lithia Motors Inc. Class A	501,900	114,900
	New York Times Co. Class A	2,872,074	111,666
	Polaris Inc.	995,483	110,130
*,1	GameStop Corp. Class A	4,753,210	109,419
*	Capri Holdings Ltd.	2,307,097	108,434
*	Norwegian Cruise Line Holdings Ltd.	7,737,286	104,066
	PVH Corp.	1,163,294	103,719
*	Light & Wonder Inc.	1,719,402	103,250
	H&R Block Inc.	2,795,334	98,535
*	Alaska Air Group Inc.	2,342,417	98,288
	Academy Sports & Outdoors Inc.	1,434,688	93,613
	Murphy USA Inc.	358,596	92,536
*	AutoNation Inc.	688,707	92,535
	U-Haul Holding Co. (XNYS)	1,775,124	92,040
	Harley-Davidson Inc.	2,415,412	91,713
*	American Airlines Group Inc.	5,980,582	88,214
	Macy's Inc.	4,977,025	87,048
*	Asbury Automotive Group Inc.	406,327	85,329
	Newell Brands Inc.	6,834,005	85,015
	Marriott Vacations Worldwide Corp.	619,269	83,515
	Ralph Lauren Corp. Class A	678,995	79,218
	Lear Corp.	542,762	75,710
*	Coty Inc. Class A	6,260,339	75,500
	Meritage Homes Corp.	637,940	74,486
	Thor Industries Inc.	933,571	74,350
	Leggett & Platt Inc.	2,312,158	73,712
	Bath & Body Works Inc.	1,992,146	72,873
*	Taylor Morrison Home Corp. Class A	1,889,422	72,289
*	Avis Budget Group Inc.	362,407	70,597
	TEGNA Inc.	4,100,532	69,340
	Wendy's Co.	3,129,319	68,157
	Foot Locker Inc.	1,714,064	68,031
	Hasbro Inc.	1,206,878	64,797
	Signet Jewelers Ltd.	792,780	61,662
*	Goodyear Tire & Rubber Co.	5,200,680	57,311
	Group 1 Automotive Inc.	248,127	56,181
	KB Home	1,388,536	55,791
	Penske Automotive Group Inc.	380,750	53,994
	Travel + Leisure Co.	1,354,495	53,096
*	Victoria's Secret & Co.	1,485,912	50,744
	Kontoor Brands Inc.	1,019,279	49,323
	Carter's Inc.	666,653	47,946
	Kohl's Corp.	2,031,388	47,819
*,1	AMC Entertainment Holdings Inc. Class A	9,514,672	47,668
*	Tri Pointe Homes Inc.	1,856,989	47,019
[1]	Cracker Barrel Old Country Store Inc.	408,035	46,353

		Shares	Market Value ($000)
	Gap Inc.	4,363,612	43,811
*	JetBlue Airways Corp.	5,957,195	43,368
	Rush Enterprises Inc. Class A	772,328	42,169
*	Helen of Troy Ltd.	441,159	41,985
	American Eagle Outfitters Inc.	3,101,530	41,685
*	Penn Entertainment Inc.	1,402,543	41,599
	MDC Holdings Inc.	1,068,009	41,513
	Bloomin' Brands Inc.	1,601,663	41,083
	Red Rock Resorts Inc. Class A	904,741	40,324
	Graham Holdings Co. Class B	67,076	39,967
*	Hertz Global Holdings Inc.	2,370,905	38,622
	Strategic Education Inc.	404,073	36,298
*	ODP Corp.	797,569	35,875
	Dana Inc.	2,374,677	35,739
	Hanesbrands Inc.	6,430,397	33,824
*	Under Armour Inc. Class A	3,504,104	33,254
	PriceSmart Inc.	457,210	32,681
*	Brinker International Inc.	807,218	30,674
*	Sally Beauty Holdings Inc.	1,966,217	30,634
*	Adtalem Global Education Inc.	790,975	30,547
	Laureate Education Inc. Class A	2,588,320	30,439
*	Urban Outfitters Inc.	1,097,594	30,425
	John Wiley & Sons Inc. Class A	771,276	29,902
[1]	Cheesecake Factory Inc.	847,661	29,710
	Acushnet Holdings Corp.	578,769	29,482
*	Cinemark Holdings Inc.	1,985,460	29,365
	Oxford Industries Inc.	274,421	28,976
*	Under Armour Inc. Class C	3,396,208	28,970
[1]	Nordstrom Inc.	1,759,666	28,630
*	Central Garden & Pet Co. Class A	730,600	28,545
*	Knowles Corp.	1,671,082	28,408
	MillerKnoll Inc.	1,384,750	28,318
*	Lyft Inc. Class A	2,990,647	27,723
*	KAR Auction Services Inc.	1,995,132	27,293
*	National Vision Holdings Inc.	1,448,079	27,282
*	Abercrombie & Fitch Co. Class A	897,806	24,914
*	Lions Gate Entertainment Corp. Class B	2,260,341	23,462
	Wolverine World Wide Inc.	1,373,436	23,417
	Steven Madden Ltd.	642,047	23,114
	La-Z-Boy Inc.	790,259	22,981
[1]	Dillard's Inc. Class A	72,233	22,225
*	PROG Holdings Inc.	879,802	20,930
*	SkyWest Inc.	924,116	20,488
*	PowerSchool Holdings Inc. Class A	1,023,850	20,293
	HNI Corp.	719,854	20,041
	Upbound Group Inc.	815,675	19,992
	Buckle Inc.	550,629	19,652
[1]	Krispy Kreme Inc.	1,232,004	19,158
	Matthews International Corp. Class A	529,406	19,090
	Sturm Ruger & Co. Inc.	322,264	18,511
	Dine Brands Global Inc.	272,894	18,459
	Scholastic Corp.	533,547	18,258
	Spirit Airlines Inc.	999,528	17,162
*	American Axle & Manufacturing Holdings Inc.	1,994,072	15,574
*	Stride Inc.	375,130	14,724
*	Vista Outdoor Inc.	518,279	14,361
	Sonic Automotive Inc. Class A	263,799	14,335
	Monro Inc.	287,521	14,212

		Shares	Market Value ($000)
	Steelcase Inc. Class A	1,610,349	13,559
	Sinclair Broadcast Group Inc. Class A	756,151	12,976
*	Lions Gate Entertainment Corp. Class A	1,151,534	12,747
*	BJ's Restaurants Inc.	407,037	11,861
*	Sleep Number Corp.	383,071	11,649
*	G-III Apparel Group Ltd.	739,549	11,500
*	GoPro Inc. Class A	2,237,698	11,256
*	Cars.com Inc.	573,457	11,068
*	EW Scripps Co. Class A	1,114,307	10,486
[1]	U-Haul Holding Co.	167,822	10,011
[1]	Guess? Inc.	498,671	9,704
*	AMC Networks Inc. Class A	548,734	9,647
	Interface Inc. Class A	1,012,000	8,217
*	Hawaiian Holdings Inc.	895,046	8,199
	Designer Brands Inc. Class A	921,630	8,055
*	Clear Channel Outdoor Holdings Inc.	6,539,819	7,848
*	iHeartMedia Inc. Class A	2,007,280	7,828
*	Central Garden & Pet Co.	164,993	6,775
	Caleres Inc.	309,916	6,703
*	Petco Health & Wellness Co. Inc. Class A	733,695	6,603
*	Udemy Inc.	711,804	6,285
*	Qurate Retail Inc. Class A	6,162,980	6,088
	Rush Enterprises Inc. Class B	93,738	5,614
	Smith & Wesson Brands Inc.	422,495	5,201
[1]	Cricut Inc. Class A	439,638	4,484
*	Children's Place Inc.	106,367	4,281
*	Genesco Inc.	109,700	4,046
*,1	SES AI Corp.	1,135,886	3,351
[1]	Big Lots Inc.	251,002	2,751
*	Zumiez Inc.	143,283	2,642
			7,140,022
Consumer Staples (3.6%)
	Bunge Ltd.	2,750,017	262,682
*	Performance Food Group Co.	2,866,435	172,961
*	US Foods Holding Corp.	3,706,306	136,911
	Ingredion Inc.	1,150,113	117,001
	Flowers Foods Inc.	3,297,593	90,387
	Molson Coors Beverage Co. Class B	1,652,327	85,392
*	Sprouts Farmers Market Inc.	1,944,303	68,109
*	Hostess Brands Inc. Class A	2,452,256	61,012
*	TreeHouse Foods Inc.	1,030,938	51,990
	Spectrum Brands Holdings Inc.	753,771	49,915
	Energizer Holdings Inc.	1,313,011	45,561
*	Grocery Outlet Holding Corp.	1,609,372	45,481
*	Post Holdings Inc.	487,412	43,804
	Edgewell Personal Care Co.	902,107	38,267
	Lancaster Colony Corp.	176,796	35,868
	Nu Skin Enterprises Inc. Class A	864,525	33,984
	Vector Group Ltd.	2,444,631	29,360
*	United Natural Foods Inc.	1,096,083	28,882
*	Herbalife Nutrition Ltd.	1,793,855	28,881
*	Hain Celestial Group Inc.	1,637,995	28,092
	Reynolds Consumer Products Inc.	961,140	26,431
	Weis Markets Inc.	295,689	25,036
	Andersons Inc.	583,817	24,123
	Universal Corp.	427,257	22,598
	Fresh Del Monte Produce Inc.	701,084	21,110
[1]	B&G Foods Inc.	1,312,929	20,390

		Shares	Market Value ($000)
	Seaboard Corp.	4,299	16,207
*	Pilgrim's Pride Corp.	649,768	15,062
*	Duckhorn Portfolio Inc.	738,104	11,736
	ACCO Brands Corp.	1,640,488	8,727
*	USANA Health Sciences Inc.	105,994	6,667
*,1	BRC Inc. Class A	349,436	1,796
			1,654,423
Energy (4.7%)
	APA Corp.	5,707,391	205,809
	Chesapeake Energy Corp.	2,348,917	178,612
	Ovintiv Inc.	4,556,881	164,412
	HF Sinclair Corp.	2,763,393	133,693
*	Antero Resources Corp.	4,878,290	112,640
	Range Resources Corp.	4,214,496	111,558
*	Southwestern Energy Co.	20,191,018	100,955
	Murphy Oil Corp.	2,711,140	100,258
	Chord Energy Corp.	723,291	97,355
	PBF Energy Inc. Class A	2,130,771	92,390
	DT Midstream Inc.	1,778,727	87,816
	Antero Midstream Corp.	5,714,306	59,943
*	Peabody Energy Corp.	2,247,398	57,533
	Arcosa Inc.	888,620	56,081
	California Resources Corp.	1,350,033	51,976
*	CNX Resources Corp.	2,969,722	47,575
	Equitrans Midstream Corp.	7,987,257	46,166
	Patterson-UTI Energy Inc.	3,929,256	45,972
[1]	Arch Resources Inc.	321,939	42,322
*	Transocean Ltd.	6,342,640	40,339
	Permian Resources Corp. Class A	3,714,611	39,003
	Warrior Met Coal Inc.	951,310	34,923
	SM Energy Co.	1,116,915	31,452
	Helmerich & Payne Inc.	861,377	30,794
	Delek US Holdings Inc.	1,276,760	29,302
	World Fuel Services Corp.	1,077,625	27,533
	Archrock Inc.	2,741,890	26,788
*	NOW Inc.	2,020,991	22,534
	CVR Energy Inc.	552,541	18,112
*	NexTier Oilfield Solutions Inc.	1,819,119	14,462
*	MRC Global Inc.	1,455,507	14,148
*	ProPetro Holding Corp.	1,791,585	12,881
*	NEXTracker Inc. Class A	273,145	9,904
	Core Laboratories NV	427,377	9,424
[1]	Crescent Energy Co. Class A	707,478	8,002
[1]	Vitesse Energy Inc.	418,251	7,959
*,1	Fluence Energy Inc. Class A	371,162	7,516
*	ProFrac Holding Corp. Class A	398,543	5,050
*	Atlas Energy Solutions Inc. Class A	161,344	2,748
*,1	OPAL Fuels Inc. Class A	105,829	738
			2,186,678
Financials (20.1%)
	First Citizens BancShares Inc. Class A	185,814	180,816
	First Horizon Corp.	9,855,599	175,233
	Reinsurance Group of America Inc.	1,224,005	162,499
	American Financial Group Inc.	1,329,280	161,508
	RenaissanceRe Holdings Ltd.	802,734	160,820
	Carlyle Group Inc.	4,679,309	145,339
	East West Bancorp Inc.	2,587,157	143,587

		Shares	Market Value ($000)
	Invesco Ltd.	8,345,375	136,864
	SEI Investments Co.	2,217,419	127,612
	Voya Financial Inc.	1,783,788	127,470
	Webster Financial Corp.	3,194,030	125,909
	Old Republic International Corp.	5,025,353	125,483
	Unum Group	3,078,183	121,773
	Commerce Bancshares Inc.	2,061,039	120,262
	Brown & Brown Inc.	2,079,614	119,411
	Primerica Inc.	677,391	116,674
	Assurant Inc.	971,577	116,657
	Cullen/Frost Bankers Inc.	1,063,258	112,004
	Stifel Financial Corp.	1,860,620	109,944
	New York Community Bancorp Inc.	11,877,700	107,374
	AGNC Investment Corp.	10,551,305	106,357
	Selective Insurance Group Inc.	1,108,012	105,627
	RLI Corp.	791,516	105,200
	Comerica Inc.	2,410,849	104,679
	First American Financial Corp.	1,798,618	100,111
	SouthState Corp.	1,389,524	99,017
	Prosperity Bancshares Inc.	1,592,288	97,958
[1]	Starwood Property Trust Inc.	5,398,170	95,494
	Affiliated Managers Group Inc.	658,161	93,735
	Jefferies Financial Group Inc.	2,923,989	92,807
	Globe Life Inc.	797,137	87,701
	United Bankshares Inc.	2,473,712	87,075
	Glacier Bancorp Inc.	2,033,864	85,443
	OneMain Holdings Inc.	2,218,325	82,256
	Columbia Banking System Inc.	3,819,134	81,806
	Zions Bancorp NA	2,728,950	81,677
	Wintrust Financial Corp.	1,116,229	81,429
	First Financial Bankshares Inc.	2,489,264	79,408
	Synovus Financial Corp.	2,537,661	78,236
	Old National Bancorp	5,378,704	77,561
	FNB Corp.	6,620,193	76,794
	Axis Capital Holdings Ltd.	1,398,939	76,270
	Popular Inc.	1,319,651	75,761
	Hanover Insurance Group Inc.	588,382	75,607
	Essent Group Ltd.	1,885,886	75,530
	Valley National Bancorp	7,903,771	73,031
	Home BancShares Inc.	3,362,315	72,996
	MGIC Investment Corp.	5,335,653	71,604
	Bank OZK	2,044,321	69,916
	Lincoln National Corp.	3,108,625	69,851
	Rithm Capital Corp.	8,701,746	69,614
	Cadence Bank	3,350,824	69,563
	Evercore Inc. Class A	570,528	65,828
	Lazard Ltd. Class A	1,967,137	65,132
	FirstCash Holdings Inc.	680,274	64,878
	Janus Henderson Group plc	2,433,745	64,835
	Kemper Corp.	1,174,740	64,211
	Radian Group Inc.	2,885,758	63,775
	Ally Financial Inc.	2,473,816	63,058
	Federated Hermes Inc. Class B	1,553,079	62,341
	White Mountains Insurance Group Ltd.	44,953	61,922
	Jackson Financial Inc. Class A	1,526,078	57,091
	United Community Banks Inc.	2,007,820	56,460
	SLM Corp.	4,432,866	54,923
*	Brighthouse Financial Inc.	1,244,218	54,882

		Shares	Market Value ($000)
	Hancock Whitney Corp.	1,495,648	54,442
	American Equity Investment Life Holding Co.	1,480,008	54,006
[1]	Blackstone Mortgage Trust Inc. Class A	3,008,905	53,709
	Assured Guaranty Ltd.	1,047,938	52,680
	Independent Bank Corp.	795,024	52,169
	Community Bank System Inc.	987,249	51,821
	First Hawaiian Inc.	2,335,101	48,173
	Atlantic Union Bankshares Corp.	1,373,005	48,124
	Associated Banc-Corp	2,628,581	47,262
*	Mr Cooper Group Inc.	1,145,888	46,947
	First Interstate BancSystem Inc. Class A	1,536,019	45,866
*	Genworth Financial Inc. Class A	9,107,851	45,721
	Moelis & Co. Class A	1,176,224	45,214
	Ameris Bancorp	1,211,070	44,301
*	Enstar Group Ltd.	191,109	44,297
	CNO Financial Group Inc.	1,991,183	44,184
	International Bancshares Corp.	1,028,063	44,022
	Cathay General Bancorp	1,270,296	43,851
*	Texas Capital Bancshares Inc.	886,976	43,426
	Piper Sandler Cos.	312,595	43,329
	Fulton Financial Corp.	3,079,192	42,554
	WSFS Financial Corp.	1,129,365	42,475
	Pacific Premier Bancorp Inc.	1,746,825	41,959
	Walker & Dunlop Inc.	547,089	41,672
	UMB Financial Corp.	713,383	41,176
	CVB Financial Corp.	2,442,163	40,735
	Houlihan Lokey Inc. Class A	463,822	40,580
	Simmons First National Corp. Class A	2,219,472	38,819
*	Axos Financial Inc.	1,048,353	38,705
	First Bancorp	3,360,431	38,376
	Bank of Hawaii Corp.	735,948	38,328
	Artisan Partners Asset Management Inc. Class A	1,186,773	37,953
	Eastern Bankshares Inc.	2,917,029	36,813
	BOK Financial Corp.	431,225	36,400
	Washington Federal Inc.	1,203,487	36,249
	First Financial Bancorp	1,657,988	36,094
	First Merchants Corp.	1,088,334	35,861
[1]	Arbor Realty Trust Inc.	2,978,359	34,221
	Banner Corp.	626,376	34,056
	Western Alliance Bancorp	953,864	33,900
	TPG Inc. Class A	1,105,267	32,417
	Towne Bank	1,204,254	32,093
	Park National Corp.	269,350	31,937
	WesBanco Inc.	1,030,303	31,630
	BankUnited Inc.	1,375,733	31,064
	BGC Partners Inc. Class A	5,932,739	31,028
	Renasant Corp.	973,788	29,778
	Independent Bank Group Inc.	641,484	29,733
	Navient Corp.	1,785,934	28,557
	Northwest Bancshares Inc.	2,327,149	27,996
	BancFirst Corp.	331,273	27,529
*	Cannae Holdings Inc.	1,357,649	27,397
	Two Harbors Investment Corp.	1,804,107	26,538
*	PRA Group Inc.	678,205	26,423
[1]	Claros Mortgage Trust Inc.	2,183,365	25,436
	NBT Bancorp Inc.	745,522	25,132
	Provident Financial Services Inc.	1,308,121	25,090
	Horace Mann Educators Corp.	749,223	25,084

		Shares	Market Value ($000)
	Trustmark Corp.	1,005,383	24,833
	Hilltop Holdings Inc.	829,623	24,615
	PennyMac Financial Services Inc.	412,501	24,589
	Chimera Investment Corp.	4,274,102	24,106
	Apollo Commercial Real Estate Finance Inc.	2,588,211	24,096
	Virtus Investment Partners Inc.	125,826	23,956
	City Holding Co.	256,496	23,310
	National Bank Holdings Corp. Class A	688,914	23,051
	First Commonwealth Financial Corp.	1,790,369	22,254
	OFG Bancorp	871,596	21,738
	Compass Diversified Holdings	1,124,218	21,450
	PacWest Bancorp	2,202,665	21,432
	S&T Bancorp Inc.	678,733	21,346
	Employers Holdings Inc.	498,153	20,768
	Westamerica Bancorp	468,362	20,748
*	Encore Capital Group Inc.	405,823	20,474
	Hope Bancorp Inc.	2,079,791	20,424
	PennyMac Mortgage Investment Trust	1,629,083	20,087
	Nelnet Inc. Class A	217,859	20,019
	Ladder Capital Corp. Class A	2,085,628	19,709
	Berkshire Hills Bancorp Inc.	771,917	19,344
	Eagle Bancorp Inc.	574,224	19,219
	Safety Insurance Group Inc.	257,489	19,188
[1]	ARMOUR Residential REIT Inc.	3,534,917	18,558
	MFA Financial Inc.	1,864,823	18,499
	ProAssurance Corp.	988,479	18,267
*,1	Avantax Inc.	691,708	18,206
	Franklin BSP Realty Trust Inc.	1,520,358	18,138
	Argo Group International Holdings Ltd.	577,973	16,929
	Brookline Bancorp Inc.	1,550,066	16,276
	Virtu Financial Inc. Class A	854,622	16,152
	Mercury General Corp.	507,124	16,096
	Capitol Federal Financial Inc.	2,369,005	15,943
	Tompkins Financial Corp.	212,762	14,087
	Redwood Trust Inc.	2,078,428	14,009
	Enact Holdings Inc.	596,646	13,639
*	LendingClub Corp.	1,854,188	13,369
	WisdomTree Inc.	2,280,939	13,366
	BrightSpire Capital Inc. Class A	2,242,748	13,232
*	Columbia Financial Inc.	698,477	12,768
*	Ambac Financial Group Inc.	823,995	12,755
	Heartland Financial USA Inc.	330,650	12,684
*	SiriusPoint Ltd.	1,484,559	12,069
	United Fire Group Inc.	438,497	11,642
	Broadmark Realty Capital Inc.	2,313,227	10,872
	KKR Real Estate Finance Trust Inc.	885,992	10,091
	Northfield Bancorp Inc.	781,932	9,211
	Kearny Financial Corp.	1,110,641	9,018
	Central Pacific Financial Corp.	470,244	8,417
	National Western Life Group Inc. Class A	34,616	8,399
	TPG RE Finance Trust Inc.	1,134,365	8,236
	Invesco Mortgage Capital Inc.	709,013	7,863
	Victory Capital Holdings Inc. Class A	246,735	7,222
[1]	UWM Holdings Corp. Class A	1,441,078	7,076
*	AssetMark Financial Holdings Inc.	203,931	6,414
*	World Acceptance Corp.	74,807	6,231
	GCM Grosvenor Inc. Class A	761,780	5,950
*	Star Holdings	115,876	2,015

		Shares	Market Value ($000)
*,1	Hagerty Inc. Class A	189,034	1,652
	loanDepot Inc. Class A	928,579	1,495
	Associated Capital Group Inc. Class A	30,952	1,144
*,1	Bakkt Holdings Inc.	536,356	923
[1]	Signature Bank	367,746	67
			9,361,757
Health Care (5.7%)
*	United Therapeutics Corp.	850,104	190,389
*	Jazz Pharmaceuticals plc	1,098,313	160,716
	DENTSPLY SIRONA Inc.	3,946,084	155,002
*	Envista Holdings Corp.	2,996,735	122,507
*	Acadia Healthcare Co. Inc.	1,670,469	120,691
*	Tenet Healthcare Corp.	1,877,717	111,574
	Organon & Co.	4,669,326	109,823
	Encompass Health Corp.	1,832,036	99,113
*	Karuna Therapeutics Inc.	543,473	98,716
	Perrigo Co. plc	2,472,600	88,692
*	Elanco Animal Health Inc.	8,708,932	81,864
*	DaVita Inc.	912,463	74,010
	Universal Health Services Inc. Class B	559,514	71,114
	Premier Inc. Class A	2,183,031	70,665
*	Syneos Health Inc.	1,895,714	67,525
*	Madrigal Pharmaceuticals Inc.	266,549	64,574
*	IVERIC bio Inc.	2,497,218	60,757
*	Prestige Consumer Healthcare Inc.	912,936	57,177
*	Azenta Inc.	1,267,928	56,575
	Select Medical Holdings Corp.	1,869,973	48,339
*	Enovis Corp.	897,291	47,996
*	Integer Holdings Corp.	610,833	47,340
*	Pacific Biosciences of California Inc.	4,028,887	46,655
*	Reata Pharmaceuticals Inc. Class A	495,882	45,086
	Patterson Cos. Inc.	1,606,127	42,996
*,1	Axsome Therapeutics Inc.	638,884	39,406
*	Prometheus Biosciences Inc.	323,101	34,675
*	Myriad Genetics Inc.	1,410,223	32,759
	Embecta Corp.	1,049,205	29,504
*	Bridgebio Pharma Inc.	1,754,251	29,085
*	Avanos Medical Inc.	853,576	25,385
*	Amedisys Inc.	299,219	22,008
*	Ligand Pharmaceuticals Inc.	294,005	21,627
*	Pediatrix Medical Group Inc.	1,445,065	21,546
*	Owens & Minor Inc.	1,326,779	19,305
	Healthcare Services Group Inc.	1,362,843	18,903
*	Mirati Therapeutics Inc.	474,665	17,648
*	Supernus Pharmaceuticals Inc.	470,374	17,042
*	NextGen Healthcare Inc.	967,149	16,838
*	Iovance Biotherapeutics Inc.	2,456,694	15,010
*	Immunovant Inc.	952,966	14,781
	National HealthCare Corp.	253,210	14,704
*	Varex Imaging Corp.	734,501	13,361
*	Enhabit Inc.	909,136	12,646
*	Agios Pharmaceuticals Inc.	506,234	11,628
*,1	23andMe Holding Co. Class A	5,024,551	11,456
*	Brookdale Senior Living Inc.	3,257,803	9,611
*	Emergent BioSolutions Inc.	822,430	8,520
*	Multiplan Corp.	6,470,535	6,859
*	Nuvalent Inc. Class A	257,782	6,726
*	Innoviva Inc.	577,178	6,493

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals Ltd. Class A	569,191	6,124
*	Day One Biopharmaceuticals Inc.	437,869	5,854
	Phibro Animal Health Corp. Class A	372,345	5,704
*	OPKO Health Inc.	3,903,002	5,698
*,1	ProKidney Corp. Class A	480,707	5,442
*	Amneal Pharmaceuticals Inc.	2,523,487	3,508
*	NGM Biopharmaceuticals Inc.	409,616	1,671
*	Allovir Inc.	341,406	1,345
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			2,652,768
Industrials (23.1%)
	IDEX Corp.	1,386,167	320,246
*	Builders FirstSource Inc.	2,701,560	239,845
	Booz Allen Hamilton Holding Corp. Class A	2,428,069	225,058
	Carlisle Cos. Inc.	938,887	212,254
	RPM International Inc.	2,369,513	206,716
	AECOM	2,422,435	204,260
	Lincoln Electric Holdings Inc.	1,056,788	178,703
	Allegion plc	1,612,787	172,133
	Regal Rexnord Corp.	1,195,169	168,196
	Pentair plc	3,020,268	166,930
	Owens Corning	1,666,064	159,609
	Knight-Swift Transportation Holdings Inc. Class A	2,805,930	158,760
	AGCO Corp.	1,163,881	157,357
	Huntington Ingalls Industries Inc.	731,633	151,463
	Robert Half International Inc.	1,878,272	151,332
	Donaldson Co. Inc.	2,232,842	145,894
	WESCO International Inc.	937,944	144,950
	Howmet Aerospace Inc.	3,405,036	144,271
	Graphic Packaging Holding Co.	5,637,975	143,712
	Tetra Tech Inc.	977,223	143,564
	EMCOR Group Inc.	875,302	142,315
	AptarGroup Inc.	1,200,588	141,898
	Sensata Technologies Holding plc	2,799,332	140,023
	Fortune Brands Innovations Inc.	2,349,391	137,980
	nVent Electric plc	3,058,179	131,318
	ITT Inc.	1,518,056	131,008
	Valmont Industries Inc.	391,607	125,032
	Berry Global Group Inc.	2,116,208	124,645
*	Axalta Coating Systems Ltd.	4,057,611	122,905
	Sealed Air Corp.	2,642,200	121,303
	Hubbell Inc. Class B	491,966	119,700
*	FTI Consulting Inc.	591,765	116,785
	MDU Resources Group Inc.	3,731,886	113,748
	Sonoco Products Co.	1,789,928	109,186
	MKS Instruments Inc.	1,220,510	108,162
	Acuity Brands Inc.	588,466	107,530
	Brunswick Corp.	1,306,334	107,119
*	Atkore Inc.	725,237	101,881
*	MasTec Inc.	1,077,166	101,728
	Applied Industrial Technologies Inc.	708,547	100,706
	Oshkosh Corp.	1,201,047	99,903
	Crane Holdings Co.	875,922	99,417
*	Mohawk Industries Inc.	991,504	99,369
	MSA Safety Inc.	684,088	91,326
	Watts Water Technologies Inc. Class A	501,370	84,391

		Shares	Market Value ($000)
	Flowserve Corp.	2,394,764	81,422
	Silgan Holdings Inc.	1,515,431	81,333
*	Fluor Corp.	2,613,306	80,777
	Vontier Corp.	2,850,733	77,939
*	API Group Corp.	3,435,867	77,238
*	Kirby Corp.	1,101,949	76,806
	ManpowerGroup Inc.	929,546	76,715
	Western Union Co.	6,858,777	76,475
	Allison Transmission Holdings Inc.	1,687,331	76,335
	Air Lease Corp. Class A	1,934,849	76,175
*	Middleby Corp.	494,696	72,527
	Ryder System Inc.	807,609	72,071
	GATX Corp.	648,405	71,338
	MSC Industrial Direct Co. Inc. Class A	825,384	69,332
	Belden Inc.	786,311	68,228
	HB Fuller Co.	988,204	67,643
	Spirit AeroSystems Holdings Inc. Class A	1,932,991	66,746
	Maxar Technologies Inc.	1,303,482	66,556
	Triton International Ltd.	1,035,509	65,465
	EnerSys	750,227	65,180
*	O-I Glass Inc.	2,834,869	64,380
	Louisiana-Pacific Corp.	1,186,162	64,302
*	XPO Inc.	2,015,141	64,283
*	Summit Materials Inc. Class A	2,174,756	61,959
	Esab Corp.	1,048,520	61,936
*	Alight Inc. Class A	6,573,999	60,547
	Encore Wire Corp.	318,855	59,093
	Terex Corp.	1,178,450	57,013
*	SPX Technologies Inc.	789,077	55,693
	Zurn Elkay Water Solutions Corp.	2,587,885	55,277
	Otter Tail Corp.	764,837	55,275
	ABM Industries Inc.	1,214,368	54,574
	Hillenbrand Inc.	1,147,595	54,545
	Brink's Co.	810,764	54,159
	Woodward Inc.	548,697	53,427
	Moog Inc. Class A	526,485	53,043
*	Beacon Roofing Supply Inc.	896,576	52,764
	Albany International Corp. Class A	572,028	51,116
	Korn Ferry	968,968	50,134
	UniFirst Corp.	277,538	48,911
	Comfort Systems USA Inc.	328,444	47,940
*	Hub Group Inc. Class A	568,426	47,714
	Werner Enterprises Inc.	1,045,936	47,580
*	Resideo Technologies Inc.	2,559,988	46,797
	ESCO Technologies Inc.	474,394	45,281
*	GMS Inc.	765,199	44,297
	Brady Corp. Class A	804,800	43,242
*	RXO Inc.	2,140,547	42,040
	McGrath RentCorp	448,511	41,851
	Kennametal Inc.	1,480,998	40,846
	EVERTEC Inc.	1,192,473	40,246
	ADT Inc.	5,524,386	39,941
	EnPro Industries Inc.	382,569	39,745
	Matson Inc.	659,948	39,379
	ArcBest Corp.	424,994	39,278
	Trinity Industries Inc.	1,492,613	36,360
*	ASGN Inc.	435,718	36,021
	Barnes Group Inc.	884,529	35,629

		Shares	Market Value ($000)
	Granite Construction Inc.	805,138	33,075
*	AAR Corp.	602,262	32,853
*	Mirion Technologies Inc. Class A	3,592,914	30,684
*	Huron Consulting Group Inc.	365,188	29,350
	Griffon Corp.	890,282	28,498
*	OSI Systems Inc.	277,825	28,438
	Greif Inc. Class A	444,751	28,184
	Bread Financial Holdings Inc.	913,285	27,691
	Standex International Corp.	218,742	26,783
*	Gates Industrial Corp. plc	1,811,857	25,167
	H&E Equipment Services Inc.	565,596	25,016
*	Dycom Industries Inc.	257,196	24,086
*	Hillman Solutions Corp.	2,855,853	24,046
	Primoris Services Corp.	972,955	23,993
	Kforce Inc.	361,153	22,839
*,1	Joby Aviation Inc.	5,127,051	22,251
	TriMas Corp.	759,704	21,165
	Schneider National Inc. Class B	783,515	20,959
	Wabash National Corp.	826,856	20,332
*	Rocket Lab USA Inc.	4,767,853	19,262
*	JELD-WEN Holding Inc.	1,472,201	18,638
*	AvidXchange Holdings Inc.	2,366,598	18,459
	Greenbrier Cos. Inc.	570,490	18,353
*	CoreCivic Inc.	1,984,680	18,259
	AZZ Inc.	433,213	17,866
	Apogee Enterprises Inc.	406,876	17,597
	Astec Industries Inc.	415,983	17,159
	International Seaways Inc.	404,544	16,861
*	Proto Labs Inc.	489,507	16,227
*	Thermon Group Holdings Inc.	613,609	15,291
*	Green Dot Corp. Class A	818,381	14,060
*	ZipRecruiter Inc. Class A	877,743	13,991
	Heartland Express Inc.	868,021	13,819
*	First Advantage Corp.	974,011	13,597
	Enerpac Tool Group Corp. Class A	521,745	13,305
	Quanex Building Products Corp.	608,742	13,106
	TTEC Holdings Inc.	345,918	12,879
	Deluxe Corp.	790,215	12,643
	Kaman Corp.	513,382	11,736
	Pitney Bowes Inc.	2,871,879	11,172
*	Conduent Inc.	3,209,333	11,008
*	TrueBlue Inc.	571,147	10,166
	Kelly Services Inc. Class A	588,695	9,766
*	American Woodmark Corp.	152,231	7,927
	Hyster-Yale Materials Handling Inc.	157,209	7,843
	National Presto Industries Inc.	96,969	6,991
	REV Group Inc.	545,876	6,545
*	Triumph Group Inc.	538,449	6,241
*	Leonardo DRS Inc.	469,561	6,090
*	Proterra Inc.	3,511,451	5,337
	Pactiv Evergreen Inc.	651,415	5,211
	Gorman-Rupp Co.	204,086	5,102
	Greif Inc. Class B	60,325	4,616
*	BrightView Holdings Inc.	770,243	4,329
	Kronos Worldwide Inc.	425,079	3,915
*,1	Symbotic Inc. Class A	130,722	2,986
*	Advantage Solutions Inc.	1,463,428	2,312

		Shares	Market Value ($000)
*	Microvast Holdings Inc.	1,439,553	1,785
*,1	MSP Recovery Inc.	1,101,020	936
			10,756,346
Real Estate (9.1%)
	Gaming & Leisure Properties Inc.	4,573,291	238,086
	Kimco Realty Corp.	11,351,343	221,692
	Life Storage Inc.	1,560,282	204,537
	Federal Realty Investment Trust	1,492,989	147,552
	National Retail Properties Inc.	3,329,599	147,002
	EastGroup Properties Inc.	799,551	132,182
	First Industrial Realty Trust Inc.	2,426,284	129,078
*	Jones Lang LaSalle Inc.	871,276	126,762
	Brixmor Property Group Inc.	5,514,550	118,673
	Omega Healthcare Investors Inc.	4,299,770	117,857
	Agree Realty Corp.	1,654,953	113,546
	STAG Industrial Inc.	3,291,986	111,335
	Apartment Income REIT Corp. Class A	2,779,156	99,522
	Regency Centers Corp.	1,572,164	96,185
[1]	Medical Properties Trust Inc.	10,967,913	90,156
	Rayonier Inc.	2,688,168	89,408
	Lamar Advertising Co. Class A	800,891	80,001
	PotlatchDeltic Corp.	1,463,707	72,454
	Physicians Realty Trust	4,287,750	64,016
	Cousins Properties Inc.	2,785,435	59,553
	Apple Hospitality REIT Inc.	3,783,226	58,716
	Broadstone Net Lease Inc.	3,422,947	58,224
	LXP Industrial Trust	5,375,505	55,421
	EPR Properties	1,384,501	52,750
	Corporate Office Properties Trust	2,066,088	48,987
	Sabra Health Care REIT Inc.	4,251,766	48,895
	Vornado Realty Trust	3,174,872	48,798
	Park Hotels & Resorts Inc.	3,877,915	47,931
*	Howard Hughes Corp.	596,271	47,702
	Highwoods Properties Inc.	1,934,441	44,860
	Outfront Media Inc.	2,729,935	44,307
	Macerich Co.	4,125,839	43,734
	SITE Centers Corp.	3,288,633	40,384
	Equity Commonwealth	1,914,052	39,640
	National Health Investors Inc.	758,068	39,101
	Douglas Emmett Inc.	3,072,690	37,886
	Sunstone Hotel Investors Inc.	3,829,912	37,840
	Tanger Factory Outlet Centers Inc.	1,826,522	35,855
	Kennedy-Wilson Holdings Inc.	2,157,713	35,796
	CareTrust REIT Inc.	1,825,981	35,753
	DigitalBridge Group Inc.	2,939,738	35,247
	Phillips Edison & Co. Inc.	1,079,036	35,198
	Kilroy Realty Corp.	1,072,426	34,747
	Pebblebrook Hotel Trust	2,307,419	32,396
	JBG SMITH Properties	2,099,321	31,616
	DiamondRock Hospitality Co.	3,835,271	31,181
	Urban Edge Properties	2,054,781	30,945
*	Cushman & Wakefield plc	2,894,977	30,513
	Retail Opportunity Investments Corp.	2,179,567	30,427
	Service Properties Trust	3,030,907	30,188
	Elme Communities	1,614,965	28,843
	Getty Realty Corp.	770,382	27,757
[1]	SL Green Realty Corp.	1,179,116	27,733
	InvenTrust Properties Corp.	1,174,083	27,474

		Shares	Market Value ($000)
	Xenia Hotels & Resorts Inc.	2,085,447	27,299
	LTC Properties Inc.	757,882	26,624
	Alexander & Baldwin Inc.	1,328,426	25,121
	Global Net Lease Inc.	1,901,278	24,450
	Acadia Realty Trust	1,742,198	24,304
*	Veris Residential Inc.	1,586,320	23,224
	Apartment Investment & Management Co. Class A	2,638,396	20,289
	Empire State Realty Trust Inc. Class A	2,938,515	19,071
	Hudson Pacific Properties Inc.	2,584,096	17,184
*,1	GEO Group Inc.	2,160,740	17,048
*	Compass Inc. Class A	5,184,950	16,747
	Newmark Group Inc. Class A	2,344,025	16,596
	Piedmont Office Realty Trust Inc. Class A	2,264,850	16,533
	American Assets Trust Inc.	833,838	15,501
	Necessity Retail REIT Inc. Class A	2,458,486	15,439
	RPT Realty	1,583,167	15,056
	Centerspace	275,081	15,028
	Brandywine Realty Trust	3,145,688	14,879
	Office Properties Income Trust	889,528	10,941
*	Anywhere Real Estate Inc.	1,904,693	10,057
	Saul Centers Inc.	240,494	9,379
	Uniti Group Inc.	2,179,534	7,737
	RMR Group Inc. Class A	285,683	7,496
	Summit Hotel Properties Inc.	929,506	6,507
	Bridge Investment Group Holdings Inc. Class A	481,917	5,460
*	Forestar Group Inc.	320,705	4,990
	Urstadt Biddle Properties Inc. Class A	275,720	4,844
	Alexander's Inc.	18,516	3,587
*	Seritage Growth Properties Class A	335,045	2,637
*	WeWork Inc.	2,605,774	2,025
	Urstadt Biddle Properties Inc.	4,911	78
*,2	Spirit MTA REIT	334,911	—
			4,222,573
Technology (6.1%)
	Jabil Inc.	2,324,177	204,899
	KBR Inc.	2,507,297	138,027
*	Arrow Electronics Inc.	1,069,748	133,579
*	CACI International Inc. Class A	431,600	127,875
	Leidos Holdings Inc.	1,256,606	115,683
*	Cirrus Logic Inc.	1,014,364	110,951
	Science Applications International Corp.	1,002,805	107,761
*	DXC Technology Co.	4,179,667	106,832
*	Rambus Inc.	1,973,431	101,158
	Concentrix Corp.	764,764	92,957
*	Super Micro Computer Inc.	837,080	89,191
*	Insight Enterprises Inc.	620,742	88,741
	TD SYNNEX Corp.	868,493	84,061
*	F5 Inc.	552,071	80,431
*	Synaptics Inc.	723,434	80,410
	Avnet Inc.	1,678,426	75,865
*	Teradata Corp.	1,869,724	75,313
*	IAC Inc.	1,449,835	74,812
*	Ziff Davis Inc.	823,653	64,286
*	Sanmina Corp.	1,018,663	62,128
*	Kyndryl Holdings Inc.	4,180,012	61,697
*	NCR Corp.	2,408,642	56,820
	Dun & Bradstreet Holdings Inc.	4,802,432	56,381
	Vishay Intertechnology Inc.	2,359,837	53,380

		Shares	Market Value ($000)
*	Plexus Corp.	509,114	49,674
	Amkor Technology Inc.	1,802,547	46,902
	Progress Software Corp.	796,702	45,771
*	Verint Systems Inc.	1,150,489	42,844
*	NetScout Systems Inc.	1,235,021	35,383
*	Parsons Corp.	767,518	34,339
*	Blackbaud Inc.	486,035	33,682
	Xerox Holdings Corp.	1,985,868	30,582
	CSG Systems International Inc.	546,880	29,368
	Methode Electronics Inc.	628,061	27,559
*	CCC Intelligent Solutions Holdings Inc.	2,842,610	25,498
*	Veradigm Inc.	1,901,273	24,812
*	TTM Technologies Inc.	1,685,057	22,731
*	Cerence Inc.	699,954	19,662
	Adeia Inc.	1,827,776	16,194
	Benchmark Electronics Inc.	612,142	14,502
*	ScanSource Inc.	464,335	14,134
*	E2open Parent Holdings Inc.	1,944,486	11,317
*	Informatica Inc. Class A	658,711	10,803
*	N-able Inc.	579,662	7,652
*	SolarWinds Corp.	889,807	7,652
	Ebix Inc.	452,870	5,973
*	Couchbase Inc.	412,215	5,796
*	Expensify Inc. Class A	690,842	5,630
*	AvePoint Inc.	1,288,481	5,309
*,1	Rumble Inc.	256,538	2,565
*	Nextdoor Holdings Inc.	984,695	2,117
*	Rackspace Technology Inc.	972,120	1,828
			2,823,517
Telecommunications (1.0%)
*	Frontier Communications Parent Inc.	4,500,712	102,481
	Juniper Networks Inc.	2,973,978	102,364
	Lumen Technologies Inc.	18,985,964	50,313
*	Viavi Solutions Inc.	4,134,243	44,774
*	CommScope Holding Co. Inc.	3,627,927	23,110
*	DISH Network Corp. Class A	2,287,104	21,339
	InterDigital Inc.	271,661	19,804
	Telephone & Data Systems Inc.	1,828,435	19,217
	Shenandoah Telecommunications Co.	873,727	16,618
*	Altice USA Inc. Class A	3,981,980	13,619
*	EchoStar Corp. Class A	619,423	11,329
*	NETGEAR Inc.	501,350	9,280
*	Xperi Inc.	769,382	8,409
*	United States Cellular Corp.	235,613	4,884
*	fuboTV Inc.	844,938	1,023
			448,564
Utilities (5.1%)
	Atmos Energy Corp.	2,439,344	274,085
	Essential Utilities Inc.	4,332,383	189,108
	Pinnacle West Capital Corp.	2,076,095	164,510
	NRG Energy Inc.	4,217,837	144,630
	OGE Energy Corp.	3,673,288	138,336
	UGI Corp.	3,846,877	133,717
	IDACORP Inc.	928,263	100,559
	National Fuel Gas Co.	1,684,813	97,281
	New Jersey Resources Corp.	1,778,626	94,623
	ONE Gas Inc.	1,016,542	80,541

			Shares	Market Value ($000)
		Portland General Electric Co.	1,639,449	80,153
		Hawaiian Electric Industries Inc.	2,009,534	77,166
		Southwest Gas Holdings Inc.	1,228,709	76,733
		PNM Resources Inc.	1,575,646	76,702
		Black Hills Corp.	1,213,894	76,597
*		Stericycle Inc.	1,693,896	73,871
		ALLETE Inc.	1,051,648	67,694
		Spire Inc.	917,295	64,339
		NorthWestern Corp.	1,097,756	63,516
		American States Water Co.	679,471	60,398
		Avista Corp.	1,378,747	58,528
		MGE Energy Inc.	664,476	51,610
		Clearway Energy Inc. Class C	1,521,598	47,672
		Northwest Natural Holding Co.	642,948	30,578
		California Water Service Group	502,089	29,221
		Clearway Energy Inc. Class A	622,667	18,699
*		Harsco Corp.	1,455,812	9,943
		Excelerate Energy Inc. Class A	336,448	7,449
*,1		NuScale Power Corp.	357,848	3,253
				2,391,512
Total Common Stocks (Cost $40,401,454)				46,414,007
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $472,357)	4.839%	4,724,964	472,449
Total Investments (100.8%) (Cost $40,873,811)				46,886,456
Other Assets and Liabilities—Net (-0.8%)				(361,917)
Net Assets (100%)				46,524,539
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $427,268,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $449,397,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	666	60,390	787

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/24	CITNA	21,208	(4.661)	—	(167)
Bridgebio Pharma Inc.	8/31/23	BANA	3,426	(4.661)	1,535	—
Williams-Sonoma Inc.	1/31/24	CITNA	28,107	(4.661)	—	(842)
					1,535	(1,009)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,923,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,414,007	—	—	46,414,007
Temporary Cash Investments	472,449	—	—	472,449
Total	46,886,456	—	—	46,886,456

Derivative Financial Instruments
Assets
Futures Contracts[1]	787	—	—	787
Swap Contracts	—	1,535	—	1,535
Total	787	1,535	—	2,322
Liabilities
Swap Contracts	—	1,009	—	1,009
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.